Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Non-current Assets

	€ million 2018	€ million 2017
Interest in net assets of joint ventures	14	32
Interest in net assets of associates	40	44
Long-term trade and other receivables(a)	307	265
Operating lease prepayments for land	118	116
Fair value of biological assets	18	17
Other non-current assets(b)	151	83

	648	557

(a)	Mainly relates to indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)	Mainly relates to tax assets.

Movements in Interest in Joint Ventures and Associates

Movements during 2018 and 2017	€ million 2018	€ million 2017
Joint ventures(a)
1 January	32	36
Additions	5	—
Dividends received/reductions(b)	(216)	(155)
Share of net profit/(loss)	190	155
Currency retranslation	3	(4)

31 December	14	32

Associates(c)
1 January	44	51
Additions	3	5
Dividend received/reductions	—	(10)
Share of net profit/(loss)	(5)	—
Currency retranslation	(2)	(2)

31 December	40	44

(a)	Our principal joint ventures are Unilever FIMA LDA for Portugal, the Pepsi/Lipton Partnership for the US and Pepsi Lipton International for the rest of the world.
(b)	In 2018, includes capital reduction in joint venture of Unilever FIMA LDA for €64 million.
(c)	Associates as at 31 December 2018 primarily comprise our investments in Langholm Capital Partners.